Shareholder Report, Average Annual Return (Details) 195773_Pacer Nasdaq 100 Top 50 Cash Cows Growth Leaders ETF_TF_TSR Annual {TF}	12 Months Ended	20 Months Ended
	Apr. 30, 2026	Apr. 30, 2026
Pacer Nasdaq 100 Top 50 Cash Cows Growth Leaders ETF
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Pacer Nasdaq 100 Top 50 Cash Cows Growth Leaders ETF NAV
Average Annual Return, Percent	32.40%	16.49%
Pacer Nasdaq 100 Top 50 Cash Cows Growth Leaders Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Pacer Nasdaq 100 Top 50 Cash Cows Growth Leaders Index
Average Annual Return, Percent	32.83%	16.84%
S&P 500 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Average Annual Return, Percent	31.05%	17.43%
NASDAQ-100 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	NASDAQ-100 Index
Average Annual Return, Percent	41.22%	22.22%